DESCRIPTION OF BUSINESS	12 Months Ended
Mar. 31, 2012
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

Makita Corporation (the “Company”) and its subsidiaries’ main products include drills, rotary hammers, demolition hammers, grinders and cordless impact drivers. The Company and its subsidiaries (collectively “Makita”) also manufacture and sell pneumatic tools and garden tools.

Domestic sales in Japan are made by the Company and domestic subsidiaries, while overseas sales are made almost entirely through sales subsidiaries and distributors under the Makita or Maktec brand name.

82.0% of consolidated net sales for the year ended March 31, 2012 were generated from customers outside Japan, with 41.7% from Europe, 12.7% from North America, 8.8% from Asia and 18.8% from other areas.

Makita’s manufacturing and assembly operations are conducted primarily at two plants in Japan and seven plants overseas, located in the United States, Germany, the United Kingdom, Brazil, China (two plants) and Romania.

In 2011, the Company established Makita Manufacturing (Thailand) Co, Ltd. The production is scheduled to start in FY 2013.

The March 11, 2011 earthquake and resulting tsunami caused no significant disruption to Makita’s business and no significant damage to the Makita’s owned facilities and assets. Damage losses, which were charged to cost and expenses, for the year ended March 31, 2011 approximated ¥ 6 million. The most significant cost incurred as a result of the event pertains to cash donation totaling ¥ 50 million made by Makita to certain organization to assist it with restoration and repair activities in the affected areas. No significant costs and expenses related to the March 11, 2011 earthquake and tsunami were incurred for the year ended March 31, 2012.

As described above, 41.7% of consolidated net sales for the year ended March 31, 2012 were generated from European customers. Although the effect of the European sovereign debt crisis was limited in FY2012, if the European sovereign debt crisis prolongs, it is reasonably possible that it could have further adverse effects in the near term on the level of new housing construction, demand for household renovations, public investment and private investments due to the tightening of credit because of fears of failure of financial institutions or further decrease in public spending because of the austerity budget, resulting in possible decrease in its operating results. Makita cannot predict whether, when, or the manner in which the economic conditions will change.